Investment Held in Trust Account	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investment Held in Trust Account
Investment Held in Trust Account

Note 10 — Investment Held in Trust Account

As of June 30, 2021, Company’s Trust Account consisted of Mutual Funds solely.

As of December 31, 2020, investment in the Company’s Trust Account consisted of $29,851 in Mutual Funds and $99,986,310 in U.S. Treasury Securities. The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized losses and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying		Fair Value
	Value as of	Gross	as of
	December 31,	Unrealized	December 31,
	2020	Losses	2020
Mutual Funds	$29,851	$—	$29,851
U.S.Treasury Securities	99,986,310	(3,310)	99,983,000
	$100,016,161	$(3,310)	$100,012,851

Note 10 — Investment Held in Trust Account

As of December 31, 2020, investment in the Company’s Trust Account consisted of $29,851 in Mutual Funds and $99,986,310 in U.S. Treasury Securities. The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized losses and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value as of	Gross	Fair Value as of
	December 31,	Unrealized	December 31,
	2020	Losses	2020
Mutual Funds	$29,851	$—	$29,851
U.S. Treasury Securities	99,986,310	(3,310)	99,983,000
	$100,016,161	$(3,310)	$100,012,851